Quarterly Holdings Report
for
Fidelity Advisor® New Insights Fund
September 30, 2021
ANIF-NPRT3-1121
1.808768.117
Common Stocks - 97.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 21.4%
Entertainment - 3.5%
Cinemark Holdings, Inc. (a)(b)	495,700	9,522
Endeavor Group Holdings, Inc. (a)	1,385,939	37,748
Netflix, Inc. (a)	1,081,419	660,033
Roblox Corp. (a)(b)	151,151	11,419
Sea Ltd. ADR (a)	135,500	43,188
The Walt Disney Co. (a)	756,100	127,909
Universal Music Group NV	298,800	7,960
Warner Music Group Corp. Class A	47,500	2,030
		899,809
Interactive Media & Services - 16.8%
Alphabet, Inc.:
Class A (a)	601,196	1,607,310
Class C (a)	36,241	96,593
Bumble, Inc. (b)	306,500	15,319
Facebook, Inc. Class A (a)	7,048,165	2,392,079
Snap, Inc. Class A (a)	2,408,400	177,909
Zoominfo Technologies, Inc. (a)	187,000	11,443
		4,300,653
Media - 0.6%
Charter Communications, Inc. Class A (a)	109,801	79,887
Comcast Corp. Class A	827,800	46,299
Liberty Media Corp. Liberty Formula One Group Series C (a)	208,500	10,719
		136,905
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	956,963	122,262
TOTAL COMMUNICATION SERVICES		5,459,629
CONSUMER DISCRETIONARY - 13.8%
Automobiles - 0.6%
General Motors Co. (a)	1,255,677	66,187
Hyundai Motor Co.	102,200	17,005
Rad Power Bikes, Inc. (a)(c)(d)	474,452	4,547
Tesla, Inc. (a)	2,755	2,136
Toyota Motor Corp.	2,398,500	42,735
XPeng, Inc. Class A	620,200	10,648
		143,258
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	15,968	2,656
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A	66,900	11,222
Booking Holdings, Inc. (a)	900	2,136
Caesars Entertainment, Inc. (a)	151,500	17,010
Chipotle Mexican Grill, Inc. (a)	21,568	39,200
Churchill Downs, Inc.	9,371	2,250
Dutch Bros, Inc.	51,900	2,248
Evolution AB (e)	79,976	12,112
Hilton Worldwide Holdings, Inc. (a)	443,600	58,604
		144,782
Household Durables - 0.6%
Blu Investments LLC (a)(c)(d)	98,215,581	30
D.R. Horton, Inc.	732,091	61,474
Garmin Ltd.	162,027	25,189
Lennar Corp. Class A	300,890	28,187
Mohawk Industries, Inc. (a)	95,304	16,907
Purple Innovation, Inc. (a)	519,010	10,910
Sony Group Corp.	37,000	4,108
Tempur Sealy International, Inc.	220,300	10,224
		157,029
Internet & Direct Marketing Retail - 8.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	105,000	15,545
Amazon.com, Inc. (a)	563,134	1,849,918
Cazoo Group Ltd. (a)(c)	280,596	2,071
Cazoo Group Ltd.	1,087,082	7,602
Coupang, Inc. Class A (a)	1,262,606	35,164
Deliveroo PLC (a)	4,976,200	19,197
Deliveroo PLC Class A (a)(e)	2,164,900	8,376
Doordash, Inc.	191,675	39,481
eBay, Inc.	1,563,600	108,936
Etsy, Inc. (a)	53,300	11,084
Global-e Online Ltd.	248,703	17,857
Pinduoduo, Inc. ADR (a)	130,833	11,863
Porch Group, Inc. Class A (a)	548,100	9,690
Warby Parker, Inc.	37,500	1,989
Wayfair LLC Class A (a)	101,871	26,029
Zomato Ltd. (a)(c)	6,787,100	10,625
ZOZO, Inc.	136,100	5,099
		2,180,526
Leisure Products - 0.0%
Thule Group AB (e)	82,400	4,131
YETI Holdings, Inc. (a)	21,200	1,817
		5,948
Specialty Retail - 2.2%
Academy Sports & Outdoors, Inc.	635,306	25,425
American Eagle Outfitters, Inc.	443,300	11,437
Auto1 Group SE (e)	51,600	1,878
AutoZone, Inc. (a)	9,900	16,810
Best Buy Co., Inc.	113,051	11,951
Burlington Stores, Inc. (a)	42,700	12,108
Carvana Co. Class A (a)	11,900	3,588
Dick's Sporting Goods, Inc.	325,573	38,994
Fanatics, Inc. Class A (c)(d)	257,870	12,215
Floor & Decor Holdings, Inc. Class A (a)	293,100	35,404
JD Sports Fashion PLC	136,300	1,915
Lithia Motors, Inc. Class A (sub. vtg.)	33,568	10,642
Lowe's Companies, Inc.	285,200	57,856
National Vision Holdings, Inc. (a)(b)	194,924	11,066
O'Reilly Automotive, Inc. (a)	44,793	27,371
Pet Center Comercio e Participacoes SA	422,800	1,821
The Home Depot, Inc.	643,963	211,387
TJX Companies, Inc.	584,100	38,539
Williams-Sonoma, Inc.	151,787	26,916
		557,323
Textiles, Apparel & Luxury Goods - 1.3%
Allbirds, Inc. (a)(c)(d)	189,420	2,182
Brunello Cucinelli SpA (a)	1,254,830	68,824
Capri Holdings Ltd. (a)	345,100	16,706
China Hongxing Sports Ltd. (a)(d)	5,977,800	250
Crocs, Inc. (a)	16,200	2,324
Deckers Outdoor Corp. (a)	94,192	33,928
Dr. Martens Ltd. (a)	2,169,200	11,585
lululemon athletica, Inc. (a)	32,371	13,101
LVMH Moet Hennessy Louis Vuitton SE	20,439	14,640
NIKE, Inc. Class B	706,417	102,593
On Holding AG (b)	157,300	4,739
PVH Corp. (a)	243,390	25,018
Tapestry, Inc.	802,829	29,721
Under Armour, Inc. Class A (sub. vtg.) (a)	179,200	3,616
		329,227
TOTAL CONSUMER DISCRETIONARY		3,520,749
CONSUMER STAPLES - 1.6%
Beverages - 0.1%
Anheuser-Busch InBev SA NV	36,000	2,042
Diageo PLC	163,200	7,901
Keurig Dr. Pepper, Inc.	91,400	3,122
Monster Beverage Corp. (a)	105,128	9,339
PepsiCo, Inc.	39,800	5,986
The Coca-Cola Co.	107,800	5,656
		34,046
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	473,647	212,833
Food Products - 0.0%
Oatly Group AB ADR	5,174	78
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	498,970	149,656
L'Oreal SA	29,812	12,336
Olaplex Holdings, Inc.	215,778	4,531
		166,523
TOTAL CONSUMER STAPLES		413,480
ENERGY - 0.8%
Energy Equipment & Services - 0.0%
Noble Corp. (a)(e)	4,431	120
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd.	892,200	32,621
Cheniere Energy, Inc.	365,200	35,669
Exxon Mobil Corp.	217,600	12,799
GoviEx Uranium, Inc. (a)	848,865	231
GoviEx Uranium, Inc. (a)(e)	23,200	6
GoviEx Uranium, Inc. Class A (a)(e)	2,625,135	715
Hess Corp.	619,882	48,419
Reliance Industries Ltd.	564,973	19,136
Reliance Industries Ltd. sponsored GDR (e)	651,000	44,111
Suncor Energy, Inc.	1,246,800	25,849
		219,556
TOTAL ENERGY		219,676
FINANCIALS - 11.7%
Banks - 3.2%
Bank of America Corp.	5,960,878	253,039
Citigroup, Inc.	377,000	26,458
Comerica, Inc.	412,500	33,206
HDFC Bank Ltd. sponsored ADR	310,471	22,692
JPMorgan Chase & Co.	1,291,200	211,357
Kotak Mahindra Bank Ltd. (a)	831,572	22,397
Royal Bank of Canada	665,200	66,189
Starling Bank Ltd. Series D (a)(d)	3,417,864	5,961
SVB Financial Group (a)	10,500	6,792
The Toronto-Dominion Bank	783,200	51,849
Wells Fargo & Co.	2,533,215	117,567
		817,507
Capital Markets - 2.3%
BlackRock, Inc. Class A	95,500	80,092
Blackstone, Inc.	23,000	2,676
Brookfield Asset Management, Inc. (Canada) Class A	209,400	11,221
Carlyle Group LP	44,600	2,109
Charles Schwab Corp.	130,800	9,527
Coinbase Global, Inc. (a)(b)	47,300	10,760
Goldman Sachs Group, Inc.	341,769	129,199
Moody's Corp.	30,500	10,831
Morgan Stanley	2,270,494	220,942
MSCI, Inc.	109,476	66,599
NASDAQ, Inc.	172,390	33,275
S&P Global, Inc.	24,300	10,325
		587,556
Consumer Finance - 0.7%
American Express Co.	337,900	56,608
Capital One Financial Corp.	687,800	111,403
		168,011
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class A (a)	2,495	1,026,391
Insurance - 1.5%
Admiral Group PLC	1,271,261	53,118
AIA Group Ltd.	567,400	6,528
American International Group, Inc.	856,200	46,997
Arthur J. Gallagher & Co.	121,400	18,046
Brookfield Asset Management Reinsurance Partners Ltd.	1,175	65
Chubb Ltd.	571,707	99,180
Direct Line Insurance Group PLC	539,411	2,099
Fairfax Financial Holdings Ltd. (sub. vtg.)	43,767	17,668
Hartford Financial Services Group, Inc.	221,800	15,581
Hiscox Ltd. (a)	1,687,943	19,027
Intact Financial Corp.	111,500	14,743
Oscar Health, Inc. (a)(e)	36,112	628
Oscar Health, Inc.	389,007	6,765
Progressive Corp.	479,900	43,378
RenaissanceRe Holdings Ltd.	16,336	2,277
The Travelers Companies, Inc.	283,300	43,064
		389,164
TOTAL FINANCIALS		2,988,629
HEALTH CARE - 11.6%
Biotechnology - 1.9%
AbbVie, Inc.	402,461	43,413
Alector, Inc. (a)	28,690	655
Alnylam Pharmaceuticals, Inc. (a)	62,856	11,868
Argenx SE ADR (a)	44,432	13,418
Ascendis Pharma A/S sponsored ADR (a)	29,200	4,654
Avid Bioservices, Inc. (a)	263,700	5,688
BioNTech SE ADR (a)	37,300	10,183
Blueprint Medicines Corp. (a)	9,439	970
Cullinan Oncology, Inc.	16,400	370
Genmab A/S (a)	49,100	21,453
Horizon Therapeutics PLC (a)	921,897	100,985
Idorsia Ltd. (a)	536,328	12,931
Innovent Biologics, Inc. (a)(e)	229,500	2,210
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(d)	26,062	0
Intellia Therapeutics, Inc. (a)	127,600	17,118
Light Sciences Oncology, Inc. (a)(d)	2,708,254	0
Moderna, Inc. (a)	91,000	35,022
Regeneron Pharmaceuticals, Inc. (a)	309,916	187,555
Relay Therapeutics, Inc. (a)	167,800	5,291
Vertex Pharmaceuticals, Inc. (a)	28,408	5,153
Zai Lab Ltd. (a)	96,850	10,378
Zai Lab Ltd. ADR (a)	9,600	1,012
		490,327
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	338,849	40,028
Alcon, Inc.	25,700	2,068
Align Technology, Inc. (a)	41,000	27,283
Boston Scientific Corp. (a)	836,108	36,279
Butterfly Network, Inc. Class A (a)(b)	2,094,776	21,869
Danaher Corp.	876,622	266,879
DexCom, Inc. (a)	49,238	26,926
Edwards Lifesciences Corp. (a)	389,997	44,152
Envista Holdings Corp. (a)	417,655	17,462
Hologic, Inc. (a)	768,523	56,725
I-Pulse, Inc. (a)(c)(d)	58,562	175
Intuitive Surgical, Inc. (a)	144,620	143,774
Medtronic PLC	183,000	22,939
Sonova Holding AG Class B	49,193	18,590
Stryker Corp.	35,000	9,230
Tandem Diabetes Care, Inc. (a)	95,600	11,413
West Pharmaceutical Services, Inc.	23,569	10,006
		755,798
Health Care Providers & Services - 2.8%
agilon health, Inc.	134,300	3,520
AmerisourceBergen Corp.	107,600	12,853
Cano Health, Inc. (c)	1,604,638	20,347
Centene Corp. (a)	655,800	40,863
Cigna Corp.	189,300	37,890
dentalcorp Holdings Ltd. (a)	500,732	6,551
Guardant Health, Inc. (a)	166,611	20,828
HCA Holdings, Inc.	200,438	48,650
Henry Schein, Inc. (a)	44,300	3,374
LifeStance Health Group, Inc.	42,400	615
Molina Healthcare, Inc. (a)	7,600	2,062
Option Care Health, Inc. (a)	485,900	11,788
Owens & Minor, Inc.	48,353	1,513
The Joint Corp. (a)	109,300	10,714
UnitedHealth Group, Inc.	1,290,619	504,296
		725,864
Health Care Technology - 0.1%
Castlight Health, Inc. (a)	1,303,800	2,047
Doximity, Inc. (b)	97,100	7,836
GoodRx Holdings, Inc.	36,900	1,514
Medlive Technology Co. Ltd. (e)	526,500	2,521
Medlive Technology Co. Ltd.	940,500	4,094
Veeva Systems, Inc. Class A (a)	61,816	17,814
		35,826
Life Sciences Tools & Services - 1.6%
23andMe Holding Co. (a)(c)	371,700	3,368
23andMe Holding Co.:
Class A	51,681	445
Class B	1,698,450	14,619
Avantor, Inc. (a)	533,600	21,824
Bio-Rad Laboratories, Inc. Class A (a)	74,823	55,814
Charles River Laboratories International, Inc. (a)	19,500	8,047
Eurofins Scientific SA	186,850	23,940
IQVIA Holdings, Inc. (a)	128,097	30,684
Maravai LifeSciences Holdings, Inc.	521,116	25,576
Mettler-Toledo International, Inc. (a)	43,870	60,425
Olink Holding AB ADR (a)	172,800	4,190
Sartorius Stedim Biotech	37,300	20,843
Seer, Inc.	59,354	2,049
Thermo Fisher Scientific, Inc.	182,311	104,160
Veterinary Emergency Group LLC Class A (a)(c)(d)(f)	103,900	3,340
Waters Corp. (a)	69,700	24,904
WuXi AppTec Co. Ltd. (H Shares) (e)	391,080	9,104
		413,332
Pharmaceuticals - 2.2%
Arvinas Holding Co. LLC (a)	27,100	2,227
AstraZeneca PLC (United Kingdom)	169,800	20,464
Atea Pharmaceuticals, Inc.	133,300	4,673
Bristol-Myers Squibb Co.	652,830	38,628
Eli Lilly & Co.	1,371,800	316,954
Jazz Pharmaceuticals PLC (a)	130,341	16,972
Pfizer, Inc.	230,100	9,897
Roche Holding AG (participation certificate)	109,883	40,104
Royalty Pharma PLC	614,725	22,216
Sanofi SA	262,300	25,250
UCB SA	102,900	11,522
Zoetis, Inc. Class A	252,259	48,974
		557,881
TOTAL HEALTH CARE		2,979,028
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.9%
Northrop Grumman Corp.	147,030	52,953
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	257,345	108,082
Class C (a)(c)(d)	4,546	1,909
The Boeing Co. (a)	202,200	44,472
TransDigm Group, Inc. (a)	33,500	20,923
		228,339
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	48,003	5,719
GXO Logistics, Inc. (a)	225,970	17,725
United Parcel Service, Inc. Class B	740,000	134,754
		158,198
Airlines - 0.2%
Joby Aviation, Inc. (a)(c)	207,438	2,087
Ryanair Holdings PLC sponsored ADR (a)	335,425	36,917
Wizz Air Holdings PLC (a)(e)	233,900	15,719
		54,723
Building Products - 0.8%
Carrier Global Corp.	350,600	18,147
Fortune Brands Home & Security, Inc.	980,637	87,689
Toto Ltd.	1,380,000	65,711
Trane Technologies PLC	230,729	39,835
		211,382
Commercial Services & Supplies - 0.4%
Cintas Corp.	131,679	50,125
Clean TeQ Water Pty Ltd.	4,214	2
GFL Environmental, Inc.	321,400	11,940
TulCo LLC (a)(c)(d)(f)	17,377	24,204
		86,271
Electrical Equipment - 0.3%
Acuity Brands, Inc.	109,400	18,967
Array Technologies, Inc.	186,700	3,458
Generac Holdings, Inc. (a)	25,520	10,429
Sunrun, Inc. (a)	15,400	678
Vertiv Holdings Co.	151,900	3,659
Vestas Wind Systems A/S	1,081,360	43,382
		80,573
Industrial Conglomerates - 0.6%
General Electric Co.	1,382,674	142,457
Honeywell International, Inc.	26,000	5,519
Roper Technologies, Inc.	26,400	11,778
		159,754
Machinery - 0.4%
Deere & Co.	124,900	41,850
Ingersoll Rand, Inc. (a)	413,194	20,829
Kornit Digital Ltd. (a)	20,700	2,996
Nordson Corp.	8,900	2,120
Otis Worldwide Corp.	215,700	17,748
Pentair PLC	69,700	5,062
Woodward, Inc.	87,700	9,928
		100,533
Professional Services - 0.2%
CACI International, Inc. Class A (a)	40,000	10,484
Clarivate Analytics PLC (a)(b)	296,820	6,500
Equifax, Inc.	89,800	22,757
Recruit Holdings Co. Ltd.	39,800	2,433
Thomson Reuters Corp.	114,500	12,660
		54,834
Road & Rail - 0.5%
Canadian Pacific Railway Ltd.	866,100	56,557
J.B. Hunt Transport Services, Inc.	56,800	9,498
TuSimple Holdings, Inc. (a)	133,100	4,942
Uber Technologies, Inc. (a)	600,200	26,889
XPO Logistics, Inc. (a)	225,970	17,983
		115,869
TOTAL INDUSTRIALS		1,250,476
INFORMATION TECHNOLOGY - 29.1%
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	1,988,652	145,629
CDW Corp.	78,500	14,289
Flex Ltd. (a)	287,558	5,084
Jabil, Inc.	10,994	642
Keysight Technologies, Inc. (a)	48,010	7,888
Samsung SDI Co. Ltd.	22,851	13,630
Zebra Technologies Corp. Class A (a)	46,370	23,900
		211,062
IT Services - 5.1%
Accenture PLC Class A	475,408	152,093
Adyen BV (a)(e)	43,394	121,302
ASAC II LP (a)(c)(d)	9,408,021	1,581
Cloudflare, Inc. (a)	870,274	98,036
Dlocal Ltd.	206,000	11,239
EPAM Systems, Inc. (a)	3,600	2,054
Gartner, Inc. (a)	98,400	29,902
MasterCard, Inc. Class A	320,400	111,397
MongoDB, Inc. Class A (a)	178,156	84,002
Nuvei Corp. (e)	20,900	2,394
Okta, Inc. (a)	283,303	67,239
PayPal Holdings, Inc. (a)	820,537	213,512
Remitly Global, Inc. (b)	61,500	2,257
Shopify, Inc. Class A (a)	132,642	180,042
Snowflake Computing, Inc.	79,525	24,051
Square, Inc.	142,011	34,060
Thoughtworks Holding, Inc.	92,300	2,650
Toast, Inc. (b)	50,400	2,517
Twilio, Inc. Class A (a)	5,721	1,825
Visa, Inc. Class A	716,036	159,497
Wix.com Ltd. (a)	74,600	14,619
		1,316,269
Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc. (a)	1,586,833	163,285
Ambarella, Inc. (a)	12,856	2,002
Analog Devices, Inc.	369,805	61,935
Applied Materials, Inc.	567,700	73,080
ASML Holding NV	17,799	13,262
ASML Holding NV (Netherlands)	20,100	15,016
Lam Research Corp.	241,060	137,199
Lattice Semiconductor Corp. (a)	215,774	13,950
Marvell Technology, Inc.	1,088,600	65,653
Micron Technology, Inc.	574,100	40,750
Monolithic Power Systems, Inc.	5,100	2,472
NVIDIA Corp.	4,738,728	981,675
NXP Semiconductors NV	90,890	17,803
ON Semiconductor Corp. (a)	182,900	8,371
Qorvo, Inc. (a)	186,485	31,178
Qualcomm, Inc.	1,759,590	226,952
Semtech Corp. (a)	101,240	7,894
Silergy Corp.	16,000	2,329
SiTime Corp. (a)	11,400	2,328
Skyworks Solutions, Inc.	139,900	23,053
Synaptics, Inc. (a)	382,672	68,778
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	284,500	31,764
Texas Instruments, Inc.	139,500	26,813
		2,017,542
Software - 13.3%
Adobe, Inc. (a)	1,044,356	601,257
Anaplan, Inc. (a)	305,200	18,584
Atlassian Corp. PLC (a)	563,954	220,743
Autodesk, Inc. (a)	135,400	38,612
Cadence Design Systems, Inc. (a)	186,364	28,223
Ceridian HCM Holding, Inc. (a)	38,200	4,302
Clear Secure, Inc. (b)	82,069	3,369
Crowdstrike Holdings, Inc. (a)	74,000	18,188
Datadog, Inc. Class A (a)	124,197	17,555
DocuSign, Inc. (a)	61,800	15,909
Dropbox, Inc. Class A (a)	649,053	18,965
Duck Creek Technologies, Inc. (a)	195,188	8,635
Dynatrace, Inc. (a)	672,032	47,694
Epic Games, Inc. (a)(c)(d)	23,900	21,152
Five9, Inc. (a)	121,300	19,376
Fortinet, Inc. (a)	24,000	7,009
HubSpot, Inc. (a)	19,800	13,387
Intuit, Inc.	260,824	140,717
KnowBe4, Inc. (a)(b)	275,100	6,041
Magic Leap, Inc.:
Class A (a)(d)	30,864	593
warrants (a)(d)	46,794	898
Microsoft Corp.	4,683,715	1,320,433
Monday.com Ltd. (b)	17,301	5,644
Palo Alto Networks, Inc. (a)	9,800	4,694
Paycom Software, Inc. (a)	34,400	17,054
Qualtrics International, Inc.	103,500	4,424
Rapid7, Inc. (a)	246,300	27,837
Riskified Ltd.	18,600	424
Salesforce.com, Inc. (a)	2,142,684	581,139
SentinelOne, Inc.	117,000	6,268
ServiceNow, Inc. (a)	156,401	97,324
Stripe, Inc. Class B (a)(c)(d)	83,200	3,338
Tanium, Inc. Class B (a)(c)(d)	1,259,978	14,137
Tenable Holdings, Inc. (a)	440,200	20,311
Volue A/S	191,996	1,057
Workday, Inc. Class A (a)	48,500	12,120
Xero Ltd. (a)	57,100	5,603
Zoom Video Communications, Inc. Class A (a)	3,800	994
Zscaler, Inc. (a)	47,624	12,488
		3,386,498
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	3,053,600	432,084
Dell Technologies, Inc. (a)	303,855	31,613
Samsung Electronics Co. Ltd.	740,260	45,872
		509,569
TOTAL INFORMATION TECHNOLOGY		7,440,940
MATERIALS - 2.3%
Chemicals - 0.8%
Celanese Corp. Class A	12,200	1,838
Corbion NV	215,100	10,393
FMC Corp.	15,538	1,423
LG Chemical Ltd.	13,810	8,953
Sherwin-Williams Co.	549,056	153,587
Tronox Holdings PLC	529,000	13,040
Westlake Chemical Corp.	37,192	3,390
		192,624
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	213,787	8,201
Metals & Mining - 1.5%
ArcelorMittal SA Class A unit (b)	354,500	10,692
B2Gold Corp.	13,035,880	44,564
Barrick Gold Corp. (Canada)	639,379	11,545
Cleveland-Cliffs, Inc. (a)	620,400	12,290
Franco-Nevada Corp.	1,055,036	137,065
Freeport-McMoRan, Inc.	1,108,900	36,073
Gatos Silver, Inc.	393,800	4,580
Ivanhoe Mines Ltd. (a)	8,031,618	51,363
Novagold Resources, Inc. (a)	2,481,176	17,082
Nucor Corp.	356,115	35,074
Steel Dynamics, Inc.	270,000	15,790
Stelco Holdings, Inc.	59,000	1,729
Sunrise Energy Metals Ltd. (a)	8,429	10
		377,857
TOTAL MATERIALS		578,682
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	269,812	7,010
Gaming & Leisure Properties	4,888	226
Prologis (REIT), Inc.	104,806	13,146
		20,382
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southern Co.	32,300	2,002
TOTAL COMMON STOCKS (Cost $10,017,242)		24,873,673

Preferred Stocks - 1.0%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(c)(d)	61,855	593
Series C(a)(c)(d)	243,394	2,333
Series D(c)(d)	411,659	3,945
		6,871
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(a)(c)(d)	8,102	3,148
Series H(a)(c)(d)	10,223	3,972
Reddit, Inc.:
Series E(a)(c)(d)	30,200	1,866
Series F(c)(d)	127,549	7,882
		16,868
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A(a)(c)(d)	74,760	861
Series B(a)(c)(d)	13,135	151
Series C(a)(c)(d)	125,520	1,446
Series D(a)(c)(d)	94,365	1,087
Series Seed(a)(c)(d)	163,489	1,883
Bolt Threads, Inc.:
Series D(a)(c)(d)	1,324,673	25,097
Series E(c)(d)	627,820	11,895
Discord, Inc. Series I (a)(c)(d)	2,800	1,542
		43,962
TOTAL CONSUMER DISCRETIONARY		67,701

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc.:
Series C(a)(c)(d)	14,103	185
Series D(a)(c)(d)	226,847	2,983
Series I(a)(c)(d)	534,650	7,031
		10,199
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	82,543	4,973

TOTAL CONSUMER STAPLES		15,172

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	594,600	2,494
Intarcia Therapeutics, Inc. Series CC (a)(c)(d)	516,522	0
		2,494
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(c)(d)	270,000	4,240
Series F(c)(d)	10,070	158
		4,398
TOTAL HEALTH CARE		6,892

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
Relativity Space, Inc. Series E (a)(c)(d)	308,359	7,041
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	145,254	61,005
Series H(a)(c)(d)	42,094	17,679
Series N(a)(c)(d)	66,208	27,807
		113,532
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(c)(d)	208,789	7,516

Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (a)(c)(d)	10,572	5,082

TOTAL INDUSTRIALS		126,130

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	130,945	15,499

Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (c)(d)	36,600	2,176

Software - 0.0%
Nuro, Inc. Series C (c)(d)	491,080	6,411
Stripe, Inc. Series H (a)(c)(d)	34,900	1,400
		7,811
TOTAL INFORMATION TECHNOLOGY		25,486

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(c)	23,069	182

TOTAL CONVERTIBLE PREFERRED STOCKS		241,563
Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. Series AA (d)	325,854	6,256

TOTAL PREFERRED STOCKS (Cost $173,577)		247,819

Convertible Bonds - 0.1%
	Principal Amount (g) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Rivian Automotive, Inc. 0% (c)(d)(h) (Cost $10,933)	10,933	10,933

Preferred Securities - 0.1%
	Principal Amount (g) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (c)(h)	9,990	11,387
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/22 (c)(d)	2,280	2,901
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h)	2,040	2,040
TOTAL PREFERRED SECURITIES (Cost $14,310)		16,328

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(f) (Cost $50,447)	38,874,241	30,263

Money Market Funds - 1.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (i)	402,444,548	402,525
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	66,276,747	66,283
TOTAL MONEY MARKET FUNDS (Cost $468,808)		468,808

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $10,735,317)	25,647,824
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(93,218)
NET ASSETS - 100.0%	25,554,606

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $534,477,000 or 2.1% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $225,327,000 or 0.9% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
23andMe Holding Co.	2/03/21	3,717
Allbirds, Inc.	10/09/18	2,077
Allbirds, Inc. Series A	10/09/18	820
Allbirds, Inc. Series B	10/09/18	144
Allbirds, Inc. Series C	10/09/18	1,377
Allbirds, Inc. Series D	12/23/19	1,216
Allbirds, Inc. Series Seed	10/09/18 - 1/23/20	1,656
ASAC II LP	10/10/13	725
Blu Investments LLC	5/21/20	170
Bolt Threads, Inc. Series D	12/13/17	21,247
Bolt Threads, Inc. Series E	2/07/20	9,657
Bowery Farming, Inc. Series C1	5/18/21	4,973
ByteDance Ltd. Series E1	11/18/20	14,348
Cano Health, Inc.	11/11/20	16,046
Cazoo Group Ltd.	3/28/21	2,806
Circle Internet Financial Ltd. 0%	5/11/21	9,990
Delhivery Private Ltd. Series H	5/20/21	5,161
Discord, Inc. Series I	9/15/21	1,542
ElevateBio LLC Series C	3/09/21	2,494
Epic Games, Inc.	7/13/20 - 7/30/20	13,744
Fanatics, Inc. Class A	8/13/20	4,459
GoBrands, Inc. Series G	3/02/21	2,023
GoBrands, Inc. Series H	7/22/21	3,972
I-Pulse, Inc.	3/18/10	94
Intarcia Therapeutics, Inc. Series CC	11/14/12	7,040
Intarcia Therapeutics, Inc. 6% 7/18/22	1/03/20	2,280
Joby Aviation, Inc.	2/23/21	2,074
Lyra Health, Inc. Series E	1/14/21	2,472
Lyra Health, Inc. Series F	6/04/21	158
Nuro, Inc. Series C	10/30/20	6,411
Rad Power Bikes, Inc.	1/21/21	2,289
Rad Power Bikes, Inc. Series A	1/21/21	298
Rad Power Bikes, Inc. Series C	1/21/21	1,175
Rad Power Bikes, Inc. Series D	9/17/21	3,945
Reddit, Inc. Series E	5/18/21	1,283
Reddit, Inc. Series F	8/11/21	7,882
Relativity Space, Inc. Series E	5/27/21	7,041
Rivian Automotive, Inc. 0%	7/23/21	10,933
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	29,629
Space Exploration Technologies Corp. Class C	9/11/17	614
Space Exploration Technologies Corp. Series G	1/20/15	11,251
Space Exploration Technologies Corp. Series H	8/04/17	5,682
Space Exploration Technologies Corp. Series N	8/04/20	17,876
Stripe, Inc. Class B	5/18/21	3,338
Stripe, Inc. Series H	3/15/21	1,400
Sweetgreen, Inc. Series C	9/13/19	241
Sweetgreen, Inc. Series D	9/13/19	3,879
Sweetgreen, Inc. Series I	9/13/19	9,143
Tanium, Inc. Class B	4/21/17 - 9/18/20	9,907
Tenstorrent, Inc. Series C1	4/23/21	2,176
Tenstorrent, Inc. 0%	4/23/21	2,040
TulCo LLC	8/24/17	5,829
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	50,447
Veterinary Emergency Group LLC Class A	9/16/21	3,340
WeWork Companies, Inc. Series F	12/01/16	1,158
Zipline International, Inc. Series E	12/21/20	6,813
Zomato Ltd.	12/09/20 - 2/05/21	4,146

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	148,781	4,884,975	4,631,234	135	3	-	402,525	0.6%
Fidelity Securities Lending Cash Central Fund 0.06%	69,829	635,843	639,389	454	-	-	66,283	0.2%
Total	218,610	5,520,818	5,270,623	589	3	-	468,808

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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